Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

The FASB defines the fair value of financial instruments as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements do not include transaction costs.

The accounting guidance also expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are described below:

Level 1 - Inputs that are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2 - Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3 - Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable.

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the period.

The fair values of the contingent consideration obligations are based on a probability weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement is based on significant inputs that are not observable in the market, therefore, the Company classifies this liability as Level 3 in the following tables.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets that were accounted for at fair value on a recurring basis at March 31, 2021 and June 30, 2020 according to the valuation techniques the Company used to determine their fair values:

		Fair Value Measurements Using Inputs Considered as
	Fair Value at March 31, 2021	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$627,500	$627,500	$-	$-
Investment securities	5,325,700	5,325,700	-	-

Total	$5,953,200	$5,953,200	-	$-

Liabilities:

Contingent consideration	$226,100	$-	$-	$226,100

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:

Contingent consideration	$358,000	$-	$-	$358,000

Investments in marketable securities at March 31, 2021 and June 30, 2020 consisted of the following:

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At March 31, 2021:
Equity securities	$102,200	$148,100	$45,900
Mutual and bond funds	5,169,700	5,177,600	7,900

	$5,271,900	$5,325,700	$53,800

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:
Equity securities	$77,600	$101,900	$24,300
Mutual and bond funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900

The FASB defines the fair value of financial instruments as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements do not include transaction costs.

The accounting guidance also expands the disclosure requirements around fair value and establishes a fair value hierarchy for valuation inputs. The hierarchy prioritizes the inputs into three levels based on the extent to which inputs used in measuring fair value are observable in the market. Each fair value measurement is reported in one of the three levels, which is determined by the lowest level input that is significant to the fair value measurement in its entirety. These levels are described below:

Level 1	Inputs that are based upon unadjusted quoted prices for identical instruments traded in active markets.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuation that require inputs that are both significant to the fair value measurement and unobservable.

In valuing assets and liabilities, the Company is required to maximize the use of quoted market prices and minimize the use of unobservable inputs. The Company calculated the fair value of its Level 1 and 2 instruments based on the exchange traded price of similar or identical instruments where available or based on other observable instruments. These calculations take into consideration the credit risk of both the Company and its counterparties. The Company has not changed its valuation techniques in measuring the fair value of any financial assets and liabilities during the period.

The fair value of the contingent consideration obligations is based on a probability weighted approach derived from the estimates of earn-out criteria and the probability assessment with respect to the likelihood of achieving those criteria. The measurement is based on significant inputs that are not observable in the market, therefore, the Company classifies this liability as Level 3 in the following table.

The following tables set forth by level within the fair value hierarchy the Company’s financial assets that were accounted for at fair value on a recurring basis at June 30, 2020 and 2019 according to the valuation techniques the Company used to determine their fair values:

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2020	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$7,559,700	$7,559,700	$-	$-
Investment securities	331,800	331,800	-	-

Total	$7,891,500	$7,891,500	$-	$-

Liabilities:
Contingent consideration	$358,000	$-	$-	$358,000

		Fair Value Measurements Using Inputs Considered as
	Fair Value at June 30, 2019	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$1,602,500	$1,602,500	$-	$-
Investment securities	330,900	330,900	-	-

Total	$1,933,400	$1,933,400	$-	$-

Liabilities:
Contingent consideration	$618,000	$-	$-	$618,000

The following table sets forth an analysis of changes during the years ended June 30, 2020 and 2019, respectively, in Level 3 financial liabilities of the Company:

	2020	2019

Beginning balance	$618,000	$408,000
Increase in contingent consideration liability	112,600	521,200
Payments and accruals	(372,600)	(311,200)

Ending balance	$358,000	$618,000

The Company’s contingent obligations require cash payments to the sellers of certain acquired operations based on royalty payments received or operating results achieved. These contingent considerations are classified as liabilities and the liabilities are remeasured to an estimated fair value at each reporting date. During the years ended June 30, 2020 and 2019, the Company recorded an increase in the estimated fair value of contingent liabilities of approximately $112,600 and $521,200, respectively related to its Bioprocessing Systems Operations segment.

Investments in marketable securities classified as available-for-sale by security type at June 30, 2020 and 2019 consisted of the following:

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2020:

Equity securities	$77,600	$101,900	$24,300
Mutual funds	250,300	229,900	(20,400)

	$327,900	$331,800	$3,900

	Cost	Fair Value	Unrealized Holding Gain (Loss)
At June 30, 2019:

Equity securities	$47,100	$72,000	$24,900
Mutual funds	292,300	258,900	(33,400)

	$339,400	$330,900	$(8,500)